Share based payments - RSU and PSU activity (Details)	6 Months Ended
Jun. 30, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised (in share)	(1,574,108)
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	0
Granted (in shares)	146,285
Ending balance (in shares)	146,285
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	931,500
Granted (in shares)	641,867
Exercised (in share)	(750,429)
Ending balance (in shares)	822,938